Share Capital (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share Capital [Abstract]
Summary of shares sold under share purchase agreement
Between January 3, 2020 and February 13, 2020, the Company issued 4,408,048 common shares pursuant to the Second Aspire Agreement as outlined in the following table:

Grant Date	Common shares issued	Value
January 3, 2020	500,000	$219,600
January 6, 2020	500,000	229,300
January 8, 2020	400,000	195,160
January 10, 2020	500,000	247,550
January 17, 2020	600,000	303,000
January 23, 2020	600,000	295,320
February 6, 2020	600,000	282,000
February 13, 2020	708,048	300,000

	4,408,048	$2,071,930

Subsequent to August 29, 2019 and subject to the First Aspire Agreement, the Company issued Common Shares to Aspire as outlined in the following table:

Grant Date	Common shares issued	Value
August 30, 2019	2,417,162	$3,000,000
November 8, 2019	100,000	42,560
November 8, 2019	100,000	42,560
November 12, 2019	100,000	42,970
November 12, 2019	100,000	42,000
November 13, 2019	100,000	42,970
November 14, 2019	300,000	128,910
November 15, 2019	2,500,000	1,074,250
November 19, 2019	2,067,282	888,311

	7,784,444	$5,304,531

Grant Date	Common shares issued	Value
August 30, 2019	2,417,162	$3,000,000
November 8, 2019	100,000	42,560
November 8, 2019	100,000	42,560
November 12, 2019	100,000	42,970
November 12, 2019	100,000	42,000
November 13, 2019	100,000	42,970
November 14, 2019	300,000	128,910
November 15, 2019	2,500,000	1,074,250
November 19, 2019	2,067,282	888,311

	7,784,444	$5,304,531

Summary of Weighted Average Inputs Used in the Measurement of Fair Values at the Amendment Date of the Share-Based Option Plan
The weighted average inputs used in the measurement of fair values at the amendment date of the share-based option plan are as follows:

	May 29, 2019 before the amendments	May 29, 2019 after the amendments
Fair Value calculated	CDN $ 0.01 -$ 1.40	CDN $ 1.06 -$ 2.10
Share price at grant	CDN $ 3.47	CDN $ 3.47
Exercise price	CDN $ 12.90 -$ 51.60	CDN $ 4.54
Expected Volatility	98.6%- 99.4%	98.6%- 99.4%
Expected Option Life	1.0 - 3.5 years	1.0 - 3.5 years
Expected dividends	Nil	Nil
Risk free interest rate (based on government bonds)	1.48%- 1.57%	1.48%- 1.57%

Summary of Options Outstanding
A summary of the status of the Company’s outstanding stock options as of March 31, 2020 and December 31, 2019 and changes during the periods ended on those dates is presented in the following table:

Stock Options – CDN $ denominated

	Three months ended March 31, 2020		Year Ended December 31, 2019
	Number of Stock Options(1)	Weighted average Exercise Price (CDN)	Number of Stock Options(1)	Weighted average Exercise Price (CDN)

Balance Beginning	860,379	$5.89	875,433	$18.20
Granted	25,765	0.66	35,719	4.54
Expired/Forfeited	-	-	(50,773)	31.79
Balance Ending	886,144	$5.74	860,379	$5.89

Stock Options – US $ denominated

	Three months ended March 31, 2020		Year Ended December 31, 2019
	Number of Stock Options	Weighted average Exercise Price (USD)	Number of Stock Options	Weighted average Exercise Price (USD)

Balance Beginning	854,042	$2.65	50,349	$1.55
Granted	-	-	843,693	2.72
Expired/Forfeited	(467,255)	2.20	(40,000)	3.72
Balance Ending	386,787	$3.19	854,042	$2.65

1.	After giving consideration for 30:1 share consolidation effected June 20, 2018.

A summary of the status of the Company’s outstanding stock options as of December 31, 2019 and December 31, 2018 and changes during the periods ended on those dates is presented in the following table:
Stock Options - CDN $ denominated

Year ended	December 31, 2019		December 31, 2018
	Number of Stock Options	Weighted average Exercise Price (CDN)	Number of Stock Options (1)	Weighted average Exercise Price (CDN)
Balance Beginning	875,433	$18.20	591,609	$21.30
Granted	35,719	4.54	322,517	13.51
Expired/Forfeited	(50,773)	31.79	(38,693)	24.90

Balance Ending	860,379	$5.89	875,433	$18.20

Stock Options - US $ denominated

Year ended	December 31, 2019		December 31, 2018
	Number of Stock Options	Weighted average Exercise Price ( USD )	Number of Stock Options (1)	Weighted average Exercise Price ( US D)
Balance Beginning	50,349	$1.55	—	$—
Granted	843,693	2.72	50,349	1.55
Expired/Forfeited	(40,000)	3.72	—	—

Balance Ending	854,042	$2.65	50,349	$1.55

1.	After giving consideration for 30:1 share consolidation effected June 20 , 2018.

Summary of Weighted-Average Remaining Contractual Life and Weighted-Average Exercise Price Options Outstanding and Options Exercisable on Exercise Prices
The weighted-average remaining contractual life and weighted-average exercise price of options outstanding and of options exercisable as at March 31, 2020 are as follows:

Canadian Dollar Denominated Options

Exercise Price (CDN)	Number Outstanding	Weighted-average remaining contractual life (years)	Options Exercisable
$0.66	25,765	6.83	25,765
$3.28	31,498	5.42	31,498
$4.50	18,936	3.03	18,936
$4.54	743,122	3.99	370,354
$4.80	3,040	0.46	3,040
$7.49	5,590	5.27	5,590
$9.00	11,481	5.27	11,481
$9.60	1,105	0.52	1,105
$11.70	6,667	0.69	6,667
$12.00	1,948	0.68	1,948
$30.00	28,260	1.40	28,260
$30.60	2,096	0.73	2,096
$32.40	810	0.83	810
$45.30	560	0.36	560
$51.60	5,266	0.19	5,268

	886,144	3.96	513,378

US Dollar Denominated Options

Exercise Price (USD)	Number Outstanding	Weighted-average remaining contractual life (years)	Options Exercisable
$1.55	50,349	1.72	50,349
$2.20	2,165	2.30	2,165
$3.40	294,273	6.12	197,273
$3.72	40,000	2.44	-

	386,787	5.14	249,787

Total	1,272,931	4.32	763,165

The weighted-average remaining contractual life and weighted-average exercise price of options outstanding and of options exercisable as at December 31, 2019 are as follows:

Canadian Dollar Denominated Options

Exercise Price (CDN)	Number Outstanding	Weighted-average remaining contractual life (years)	Options Exercisable
$3.28	31,498	5.67	31,498
$4.50	18,936	3.28	18,936
$4.54	743,122	6.76	296,807
$4.80	3,040	0.71	3,040
$7.49	5,590	5.52	5,590
$9.00	11,481	5.52	11,481
$9.60	1,105	0.77	1,105
$11.70	6,667	0.94	6,667
$12.00	1,948	0.93	1,948
$30.00	28,260	1.65	28,260
$30.60	2,096	0.98	2,096
$32.40	810	1.08	810
$45.30	560	0.61	560
$51.60	5,266	0.44	5,268

	860,379	4.37	414,066

US Dollar Denominated Options

Exercise Price (USD)	Number Outstanding	Weighted-average remaining contractual life (years)	Options Exercisable
$1.55	50,349	1.97	50,349
$2.20	469,420	6.53	2,165
$3.40	294,273	6.37	197,273
$3.72	40,000	2.69	0

	854,042	6.28	249,787

Total	1,714,421	5.32	663,853

Summary of Options are Granted to Directors, Officers, Employees and Consultants
Options are granted to Directors, Officers, Employees and Consultants at various times. Options are to be settled by physical delivery of shares. Options and the terms of each issue over the year ended December 31, 2019 are outlined below.

Grant date/ Recipient	Number of Options	Vesting Conditions	Contractual Life of Options
February 14, 2019, options granted to a Consultant	40,000	Options may vest over a 15-month vesting schedule	Cancelled

May 29, 2019, options granted to a Director	253,000	Options vest over a specified vesting period not exceeding 4 years	7 years

June 28, 2019, options granted to an Employee	10,000	Options vest as to 1/3 of the total number of Options granted, every year from Grant Date	7 years

July 18, 2019, options granted to a Director	25,719	Options vest immediately	7 years

July 19, 2019, options granted to an Employee	467,255	Options vest as to 1/4 of the total number of Options granted, every year from Grant Date	7 years

July 19, 2019, options granted to a Consultant	2,165	Options vest as to 1/3 of the total number of Options granted, every year from Grant Date	7 years

July 19, 2019, options granted to a Director	41,273	Options vest immediately	7 years

September 9, 2019, options granted to a Consultant	40,000	Options vest over a 15-month vesting schedule subject to achieving certain m ilestones.	2.5 years

Summary of Inputs Used in Measurement of Fair Values at Grant Date of Share Based Option Plan
The weighted average inputs in the original currency of the grants (CDN$ or US$) used in the measurement of fair values at grant date of the share-based option grants for the three months ended March 31, 2020 and 2019 are as follows:

	2020 - CDN	2019 – US
Fair Value calculated	CDN $0.43	-
Share price at grant	CDN $.62	-
Exercise price	CDN $0.66	-
Expected Option Life	3.5 years	-
Risk free interest rate (based on government bonds)	1.41%	-
Expected Volatility	109.00%	-
Expected dividends	Nil	-

The weighted average inputs (in CDN$ or US$ as per the grant) used in the measurement of fair values at grant date of the share-based option plan are as follows:

	2019	2019	2018
Fair Value calculated	US $1.48	CDN $1.61	CDN $5.99
Share price at grant	US $2.36	CDN $2.90	CDN $10.79
Exercise price	US $2.72	CDN $4.54	CDN $11.97
Expected Option Life	3.5 years	3.4 years	3 years
Risk free interest rate (based on government bonds)	1.50%	1.43%	1.90%
Expected Volatility	97.90%	98.10%	90.12%
Expected dividends	Nil	Nil	Nil